                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number: _____________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Forum Securities Limited
Address:  1700 Putnum Avenue
          Old Greenwich, CT
          United States, 06870-1366

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark Pearson
Title: Chief Compliance Officer
Phone: 203-302-3301

Signature, Place, and Date of Signing:


-------------------------    ---------------------------    --------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     --------------------         ----
     28-_________________         __________________________________

     [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           63

Form 13F Information Table Value Total: $ 179,375.64
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number        Name
     ---    --------------------        ----
     ___    28-_________________        Forum Partners Europe (UK) LLP

     [Repeat as necessary.]

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 FORM 13F INFORMATION TABLE

                                                                                                                 COLUMN 8
          COLUMN 1           COLUMN 2 COLUMN 3  COLUMN 4            COLUMN 5          COLUMN 6  COLUMN 7      VOTING AUTHORITY
          --------           -------- --------- --------- -------------------------- ---------- -------- --------------------------
                             TITLE OF            VALUE     SHRS OR                   INVESTMENT  OTHER
       NAME OF ISSUER         CLASS     CUSIP   (X$1000)   PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE      SHARED   NONE
---------------------------- -------- --------- --------- ---------- ------ -------- ---------- -------- ---------- ---------- ----
ALEXANDRIA REAL ESTATE EQUIT   COM    015271109  4,249.57  66,100.00   SH              OTHER           1             66,100.00
AMB PROPERTY CORP              COM    00163T109  2,565.22 100,400.00   SH              OTHER           1            100,400.00
AVALONBAY COMMUNITIES INC      COM    053484101  5,061.92  61,648.00   SH              OTHER           1             61,648.00
BOSTON PROPERTIES INC          COM    101121101  5,063.79  75,500.00   SH              OTHER           1             75,500.00
CORPORATE OFFICE PROPERTIES    COM    22002T108  3,945.05 107,700.00   SH              OTHER           1            107,700.00
DIGITAL REALTY TRUST INC       COM    253868103  5,354.82 106,500.00   SH              OTHER           1            106,500.00
DOUGLAS EMMETT INC             COM    25960P109  3,602.40 252,800.00   SH              OTHER           1            252,800.00
EQUITY RESIDENTIAL             COM    29476L107  2,756.45  81,600.00   SH              OTHER           1             81,600.00
ESSEX PROPERTY TRUST INC       COM    297178105  3,103.42  37,100.00   SH              OTHER           1             37,100.00
FEDERAL REALTY INVS TRUST      COM    313747206  4,760.72  70,300.00   SH              OTHER           1             70,300.00
HCP INC                        COM    40414L109  3,386.89 110,900.00   SH              OTHER           1            110,900.00
HEALTH CARE REIT INC           COM    42217K106  3,510.14  79,200.00   SH              OTHER           1             79,200.00
HOST HOTELS & RESORTS INC      COM    44107P104  4,441.72 380,610.00   SH              OTHER           1            380,610.00
KIMCO REALTY CORP              COM    49446R109  1,040.46  76,900.00   SH              OTHER           1             76,900.00
LASALLE HOTEL PROPERTIES       COM    517942108  2,541.23 119,700.00   SH              OTHER           1            119,700.00
PROLOGIS                       COM    743410102  2,210.94 161,500.00   SH              OTHER           1            161,500.00
PUBLIC STORAGE                 COM    74460D109  6,165.77  75,700.00   SH              OTHER           1             75,700.00
RETAIL OPPORTUNITY INVESTMEN   COM    76131N101  2,411.39 238,988.00   SH              OTHER           1            238,988.00
SIMON PROPERTY GROUP INC       COM    828806109 13,867.09 173,773.00   SH              OTHER           1            173,773.00
SL GREEN REALTY CORP           COM    78440X101  2,160.32  43,000.00   SH              OTHER           1             43,000.00
SOVRAN SELF STORAGE INC        COM    84610H108  1,822.23  51,000.00   SH              OTHER           1             51,000.00
STARWOOD HOTELS & RESORTS      COM    85590A401  2,673.27  73,100.00   SH              OTHER           1             73,100.00
TANGER FACTORY OUTLET CENTER   COM    875465106  4,148.54 106,400.00   SH              OTHER           1            106,400.00
VENTAS INC                     COM    92276F100  5,813.05 132,900.00   SH              OTHER           1            132,900.00
VORNADO REALTY TRUST           COM    929042109  7,127.59 101,910.00   SH              OTHER           1            101,910.00
ACADIA REALTY TRUST            COM    004239109    137.17   8,131.00   SH               SOLE               8,131.00
ALEXANDRIA REAL ESTATE EQUIT   COM    015271109  2,301.58  35,800.00   SH               SOLE              35,800.00
AMB PROPERTY CORP              COM    00163T109  1,798.75  70,401.00   SH               SOLE              70,401.00
AVALONBAY COMMUNITIES INC      COM    053484101  4,525.66  55,117.00   SH               SOLE              55,117.00
BIOMED REALTY TRUST INC        COM    09063H107    386.39  24,486.00   SH               SOLE              24,486.00
BOSTON PROPERTIES INC          COM    101121101  3,519.70  52,478.00   SH               SOLE              52,478.00
BRE PROPERTIES INC             COM    05564E106    548.93  16,594.00   SH               SOLE              16,594.00
CORPORATE OFFICE PROPERTIES    COM    22002T108  2,395.09  65,386.00   SH               SOLE              65,386.00
COUSINS PROPERTIES INC         COM    222795106    160.57  21,044.00   SH               SOLE              21,044.00
DIGITAL REALTY TRUST INC       COM    253868103  3,529.40  70,195.00   SH               SOLE              70,195.00
DOUGLAS EMMETT INC             COM    25960P109  2,265.52 158,984.00   SH               SOLE             158,984.00
DUKE REALTY CORP               COM    264411505    296.80  24,388.00   SH               SOLE              24,388.00
EQUITY RESIDENTIAL             COM    29476L107  2,249.07  66,580.00   SH               SOLE              66,580.00
ESSEX PROPERTY TRUST INC       COM    297178105  2,164.19  25,872.00   SH               SOLE              25,872.00
EXTRA SPACE STORAGE INC        COM    30225T102    194.04  16,800.00   SH               SOLE              16,800.00

FEDERAL REALTY INVS TRUST      COM    313747206  3,292.34  48,617.00   SH               SOLE              48,617.00
GOVERNMENT PROPERTIES INCOME   COM    38376A103     24.93   1,085.00   SH               SOLE               1,085.00
HCP INC                        COM    40414L109  1,776.88  58,182.00   SH               SOLE              58,182.00
HEALTH CARE REIT INC           COM    42217K106  1,781.66  40,200.00   SH               SOLE              40,200.00
HEALTHCARE REALTY TRUST INC    COM    421946104    168.25   7,840.00   SH               SOLE               7,840.00
HOST HOTELS & RESORTS INC      COM    44107P104  3,215.53 275,538.00   SH               SOLE             275,538.00
KILROY REALTY CORP             COM    49427F108    525.13  17,122.00   SH               SOLE              17,122.00
KIMCO REALTY CORP              COM    49446R109    831.36  61,446.00   SH               SOLE              61,446.00
LASALLE HOTEL PROPERTIES       COM    517942108  1,399.06  65,900.00   SH               SOLE              65,900.00
PEBBLEBROOK HOTEL TRUST        COM    70509V100    116.54   5,295.00   SH               SOLE               5,295.00
PROLOGIS                       COM    743410102  1,821.11 133,025.00   SH               SOLE             133,025.00
PUBLIC STORAGE                 COM    74460D109  4,665.21  57,277.00   SH               SOLE              57,277.00
REGENCY CENTERS CORP           COM    758849103    523.24  14,924.00   SH               SOLE              14,924.00
RETAIL OPPORTUNITY INVESTMEN   COM    76131N101  1,446.91 143,400.00   SH               SOLE             143,400.00
SENIOR HOUSING PROP TRUST      COM    81721M109    791.69  36,200.00   SH               SOLE              36,200.00
SIMON PROPERTY GROUP INC       COM    828806109 10,007.88 125,412.00   SH               SOLE             125,412.00
SL GREEN REALTY CORP           COM    78440X101  1,812.61  36,079.00   SH               SOLE              36,079.00
SOVRAN SELF STORAGE INC        COM    84610H108  1,000.44  28,000.00   SH               SOLE              28,000.00
STARWOOD HOTELS & RESORTS      COM    85590A401  1,382.35  37,800.00   SH               SOLE              37,800.00
TANGER FACTORY OUTLET CENTER   COM    875465106  2,160.05  55,400.00   SH               SOLE              55,400.00
TAUBMAN CENTERS INC            COM    876664103    488.30  13,598.00   SH               SOLE              13,598.00
VENTAS INC                     COM    92276F100  4,417.08 100,985.00   SH               SOLE             100,985.00
VORNADO REALTY TRUST           COM    929042109  5,470.29  78,214.00   SH               SOLE              78,214.00